                      PRIMELITE II(SM) ANNUITY PROSPECTUS:

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                   MAY 1, 2009

This prospectus describes PRIMELITE II ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Legg Mason Partners Variable Social
  American Funds Bond Fund                            Awareness Portfolio
  American Funds Global Growth Fund              LEGG MASON PARTNERS VARIABLE INCOME TRUST
  American Funds Global Small Capitalization       Legg Mason Partners Variable Adjustable
     Fund                                             Rate Income Portfolio
  American Funds Growth Fund                       Legg Mason Partners Variable High Income
  American Funds Growth-Income Fund                   Portfolio
FIDELITY(R) VARIABLE INSURANCE                     Legg Mason Partners Variable Money Market
  PRODUCTS -- SERVICE CLASS 2                         Portfolio
  Equity-Income Portfolio                        MET INVESTORS SERIES TRUST
  Mid Cap Portfolio                                Lord Abbett Bond Debenture
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class A
  TRUST -- CLASS 2                                 Lord Abbett Growth and Income
  Franklin Income Securities Fund                     Portfolio -- Class B
  Mutual Shares Securities Fund                    MFS(R) Research International
  Templeton Growth Securities Fund                    Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Oppenheimer Capital Appreciation
  Legg Mason Partners Variable Aggressive             Portfolio -- Class B
     Growth Portfolio -- Class I                   Pioneer Fund Portfolio -- Class B
  Legg Mason Partners Variable Appreciation        Pioneer Strategic Income Portfolio -- Class
     Portfolio -- Class I                             A
  Legg Mason Partners Variable Capital and         Van Kampen Comstock Portfolio -- Class B
     Income Portfolio -- Class II                METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Capital             BlackRock Aggressive Growth
     Portfolio                                        Portfolio -- Class D
  Legg Mason Partners Variable Dividend            BlackRock Bond Income Portfolio -- Class E
     Strategy Portfolio                            Jennison Growth Portfolio -- Class B
  Legg Mason Partners Variable Fundamental         MFS(R) Total Return Portfolio -- Class F
     Value Portfolio -- Class I                    T. Rowe Price Large Cap Growth
  Legg Mason Partners Variable Global Equity          Portfolio -- Class B
     Portfolio                                     Western Asset Management U.S. Government
  Legg Mason Partners Variable International          Portfolio -- Class A
     All Cap Opportunity Portfolio               PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Legg Mason Partners Variable Investors           Pioneer Fund VCT Portfolio
     Portfolio -- Class I                          Pioneer Mid Cap Value VCT Portfolio
  Legg Mason Partners Variable Large Cap         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     Growth Portfolio -- Class I                   Equity and Income Portfolio -- Class II
  Legg Mason Partners Variable Lifestyle           U.S. Real Estate Portfolio -- Class I
     Allocation 50%                              VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Lifestyle           Growth and Income Portfolio
     Allocation 70%
  Legg Mason Partners Variable Lifestyle
     Allocation 85%
  Legg Mason Partners Variable Mid Cap Core
     Portfolio -- Class I
  Legg Mason Partners Variable Small Cap
     Growth Portfolio -- Class I


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.

THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10426, Des Moines, IA 50306-0426, call 888-556-5412 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     8
CONDENSED FINANCIAL INFORMATION.........................................    12
THE ANNUITY CONTRACT....................................................    12
Contract Owner Inquiries................................................    13
Purchase Payments.......................................................    13
Accumulation Units......................................................    14
The Variable Funding Options............................................    14
FIXED ACCOUNT...........................................................    20
CHARGES AND DEDUCTIONS..................................................    21
General.................................................................    21
Withdrawal Charge.......................................................    21
Free Withdrawal Allowance...............................................    22
Transfer Charge.........................................................    22
Administrative Charges..................................................    23
Mortality and Expense Risk Charge.......................................    23
Variable Liquidity Benefit Charge.......................................    23
Enhanced Stepped-Up Provision Charge....................................    23
Variable Funding Option Expenses........................................    24
Premium Tax.............................................................    24
Changes in Taxes Based upon Premium or Value............................    24
TRANSFERS...............................................................    24
Market Timing/Excessive Trading.........................................    24
Dollar Cost Averaging...................................................    26
ACCESS TO YOUR MONEY....................................................    27
Systematic Withdrawals..................................................    27
Loans...................................................................    28
OWNERSHIP PROVISIONS....................................................    28
Types of Ownership......................................................    28
Contract Owner..........................................................    28
Beneficiary.............................................................    28
Annuitant...............................................................    29
DEATH BENEFIT...........................................................    29
Death Proceeds before the Maturity Date.................................    29
Enhanced Stepped-Up Provision ("E.S.P.")................................    30
Payment of Proceeds.....................................................    31
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    33
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    33
Planned Death Benefit...................................................    34
Death Proceeds after the Maturity Date..................................    34
Death Proceeds under 403(b) Contracts...................................    34
THE ANNUITY PERIOD......................................................    34
Maturity Date...........................................................    34
Allocation of Annuity...................................................    35
Variable Annuity........................................................    35
Fixed Annuity...........................................................    35
PAYMENTS OPTIONS........................................................    36
Election of Options.....................................................    36
Annuity Options.........................................................    36
Variable Liquidity Benefit..............................................    37
MISCELLANEOUS CONTRACT PROVISIONS.......................................    37
Right to Return.........................................................    37
Termination.............................................................    37
Required Reports........................................................    37
Suspension of Payments..................................................    37
THE SEPARATE ACCOUNT....................................................    38
Performance Information.................................................    38
FEDERAL TAX CONSIDERATIONS..............................................    39
General Taxation of Annuities...........................................    39
Types of Contracts: Qualified and Non-qualified.........................    40
Qualified Annuity Contracts.............................................    40
Taxation of Qualified Annuity Contracts.................................    40
Mandatory Distributions for Qualified Plans.............................    40
Individual Retirement Annuities.........................................    41
Roth IRAs ..............................................................    42
TSAs (ERISA and Non-ERISA)..............................................    42
Non-qualified Annuity Contracts.........................................    44
Diversification Requirements for Variable Annuities.....................    45
Ownership of the Investments............................................    45
Taxation of Death Benefit Proceeds......................................    45
Other Tax Considerations................................................    46
Puerto Rico Tax Considerations..........................................    46
Non-Resident Aliens.....................................................    46
Tax Credits and Deductions..............................................    46
OTHER INFORMATION.......................................................    46
The Insurance Company...................................................    46
Financial Statements....................................................    47
Distribution of Variable Annuity Contracts..............................    47
Conformity with State and Federal Laws..................................    48
Voting Rights...........................................................    48
Restrictions on Financial Transactions..................................    48
Legal Proceedings.......................................................    48
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: THE FIXED ACCOUNT...........................................   C-1
APPENDIX D: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   D-1
APPENDIX E: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: P.O. Box 10426, Des Moines, IA 50306-0426 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                              PRIMELITE II ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.

THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.

For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The Contract is no longer available for sale. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.50%. For Contracts with a Contract Value of less than $50,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% after eight full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

If you select the Enhanced Stepped-Up Provision, ("E.S.P."), an additional 0.25% annually will be deducted each business day from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the Rider Effective Date.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death, (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.



ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   8%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE.....................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE...................................   8%(3)
(as a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate The Annuity Payments)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30(4)


---------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               8%
         2 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
        8 + years                                    0%


(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               8%
         2 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
        8 + years                                    0%


(4) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

-------------------------------------------------------------------------------------------
           WITHOUT E.S.P.                                    WITH E.S.P.
-------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge       1.50%(5)  Mortality & Expense Risk Charge        1.50%(5)
Administrative Expense Charge         0.15%     Administrative Expense Charge          0.15%
                                      ----
  Total Annual Separate Account                 E.S.P. Charge
     Charges                          1.65%                                            0.25%
                                                                                       ----
                                                Total Annual Separate Account
                                                Charges                                1.90%
-------------------------------------------------------------------------------------------


(5)   We are waiving the following amounts of the Mortality and Expense Risk
      Charge: 0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Met/AIM Capital Appreciation Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio and an amount equal to the Underlying Fund expenses that are in excess of 0.92% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 888-556-5412.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.52%      1.33%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND,
  INC. -- CLASS B
  Global Thematic Growth
     Portfolio+..................     0.75%        0.25%       0.29%            --            1.29%           --          1.29%(1)
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Bond Fund.......     0.39%        0.25%       0.01%            --            0.65%           --          0.65%
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Global Small
     Capitalization Fund.........     0.71%        0.25%       0.03%            --            0.99%           --          0.99%
  American Funds Growth Fund.....     0.32%        0.25%       0.01%            --            0.58%           --          0.58%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Equity-Income Portfolio........     0.46%        0.25%       0.11%            --            0.82%           --          0.82%
  Mid Cap Portfolio..............     0.56%        0.25%       0.12%            --            0.93%           --          0.93%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Mutual Shares Securities Fund..     0.60%        0.25%       0.13%            --            0.98%           --          0.98%
  Templeton Growth Securities
     Fund........................     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I+++.....     0.75%          --        0.04%            --            0.79%           --          0.79%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........     0.70%          --        0.06%          0.01%           0.77%           --          0.77%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I++......     0.75%          --        0.16%            --            0.91%           --          0.91%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......     0.75%        0.25%       0.15%            --            1.15%           --          1.15%(2)
  Legg Mason Partners Variable
     Capital Portfolio...........     0.75%        0.25%       0.09%            --            1.09%           --          1.09%(2)
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio++.................     0.65%          --        0.24%            --            0.89%           --          0.89%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%(2)
  Legg Mason Partners Variable
     Global Equity Portfolio.....     0.75%        0.25%       0.33%            --            1.33%           --          1.33%(2)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio++.....     0.85%          --        0.20%            --            1.05%           --          1.05%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................     0.64%          --        0.09%            --            0.73%           --          0.73%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I+++.....     0.75%          --        0.08%            --            0.83%           --          0.83%(2)
  Legg Mason Partners Variable
     Lifestyle Allocation
     50%++++.....................       --           --        0.09%          0.66%           0.75%           --          0.75%(3)
  Legg Mason Partners Variable
     Lifestyle Allocation
     70%++++.....................       --           --        0.14%          0.71%           0.85%           --          0.85%(3)
  Legg Mason Partners Variable
     Lifestyle Allocation
     85%++++.....................       --           --        0.15%          0.73%           0.88%           --          0.88%(3)
  Legg Mason Partners Variable
     Mid Cap Core
     Portfolio -- Class I+++.....     0.75%          --        0.16%            --            0.91%           --          0.91%(2)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.19%            --            0.94%           --          0.94%(2)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................     0.67%          --        0.24%            --            0.91%           --          0.91%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio+++................     0.55%        0.25%       0.42%            --            1.22%           --          1.22%(2)
  Legg Mason Partners Variable
     High Income Portfolio+++....     0.60%          --        0.11%            --            0.71%           --          0.71%(2)
  Legg Mason Partners Variable
     Money Market Portfolio+++...     0.45%          --        0.09%            --            0.54%           --          0.54%(4)
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E+.......     0.58%        0.15%       0.04%            --            0.77%           --          0.77%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.50%        0.25%       0.03%            --            0.78%           --          0.78%
  MFS(R) Research International
     Portfolio -- Class B........     0.70%        0.25%       0.06%            --            1.01%           --          1.01%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class B........     0.59%        0.25%       0.04%            --            0.88%           --          0.88%
  Pioneer Fund Portfolio -- Class
     B...........................     0.70%        0.25%       0.29%            --            1.24%           --          1.24%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.60%          --        0.07%            --            0.67%           --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B++......     0.73%        0.25%       0.04%            --            1.02%           --          1.02%
  Van Kampen Comstock
     Portfolio -- Class B(#).....     0.58%        0.25%       0.03%            --            0.86%           --          0.86%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.72%        0.10%       0.05%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class E........     0.38%        0.15%       0.05%            --            0.58%         0.01%         0.57%(6)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     E++#........................     0.73%        0.15%       0.05%            --            0.93%         0.01%         0.92%(7)
  Jennison Growth
     Portfolio -- Class B........     0.63%        0.25%       0.04%            --            0.92%           --          0.92%
  MFS(R) Total Return
     Portfolio -- Class F........     0.53%        0.20%       0.05%            --            0.78%           --          0.78%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.48%          --        0.04%            --            0.52%           --          0.52%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Fund VCT Portfolio.....     0.65%        0.25%       0.09%            --            0.99%           --          0.99%
  Pioneer Mid Cap Value VCT
     Portfolio...................     0.65%        0.25%       0.12%            --            1.02%           --          1.02%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
  Equity and Income
     Portfolio -- Class II.......     0.41%        0.35%       0.29%          0.02%           1.07%           --          1.07%(8)
  U.S. Real Estate
     Portfolio -- Class I........     0.77%          --        0.30%            --            1.07%           --          1.07%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Growth and Income Portfolio....     0.56%        0.25%       0.05%            --            0.86%           --          0.86%


---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

+++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.

++++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended January 31, 2009.

(1) The expense information in the table has been restated to reflect current expenses (i.e., annualized fiscal year-to-date expenses as of February 28, 2009) based on lower assets under management. Actual expenses may be higher or lower than those shown.

(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(3) The Portfolio is a fund of funds" that invests substantially all of its assets in other Legg Mason-affiliated portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. Other Expenses reflect certain one-time, nonrecurring expenses for prior periods' prospectus and shareholder report printing and mailing costs incurred relating to recent fiscal years.

(4) Other Expenses include Treasury Guarantee Program expenses of 0.025% which were incurred for the period September 19, 2008 through April 30, 2009. Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(5) This is a new share class for this Portfolio. Operating expenses are estimated based on the Class A share expense history for 2008. The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.

(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.

(8) Net Total Annual Operating Expenses reflect a rebate of certain Portfolio expenses in connection with investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01%.

(#)   This Portfolio is not available for investment prior to May 4, 2009.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,130      $1,602      $2,216      $3,555      $330       $1,007      $1,706
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................    $1,050      $1,363      $1,821      $2,791      $250       $  768      $1,311
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,555
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $2,791


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

PrimElite II Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by state law, we also reserve the right to restrict allocation of Purchase Payments to the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options. The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                           80
Enhanced Stepped-Up Provision (E.S.P)                                            75


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 888-556-5412.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict allocations of Purchase Payments to the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 888-556-5412 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND,
  INC. -- CLASS B
Global Thematic Growth Portfolio+  Seeks long-term growth of          AllianceBernstein L.P.
                                   capital.
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Bond Fund           Seeks to maximize current income   Capital Research and Management
                                   and preserve capital by investing  Company
                                   primarily in fixed-income
                                   securities.
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Global Small        Seeks capital appreciation         Capital Research and Management
  Capitalization Fund              through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Equity-Income Portfolio            Seeks reasonable income. The fund  Fidelity Management & Research
                                   will also consider the potential   Company
                                   for capital appreciation. The      Subadviser: FMR Co., Inc. ,
                                   fund's goal is to achieve a yield  Fidelity Research & Analysis which exceeds the composite yield  Company
                                   on the securities comprising the
                                   Standard & Poor's 500SM Index
                                   (S&P 500(R)).
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
                                                                      Subadviser: FMR Co., Inc. ,
                                                                      Fidelity Research & Analysis
                                                                      Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund    Seeks to maximize income while     Franklin Advisers, Inc.
                                   maintaining prospects for capital
                                   appreciation.
Mutual Shares Securities Fund      Seeks capital appreciation, with   Franklin Mutual Advisers, LLC
                                   income as a secondary goal.
Templeton Growth Securities Fund   Seeks long-term capital growth.    Templeton Global Advisors Limited
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class I++           term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class II            term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks capital appreciation         Legg Mason Partners Fund Advisor,
  Capital Portfolio                through investment in securities   LLC
                                   which the portfolio managers       Subadviser: ClearBridge Advisors,
                                   believe have above-average         LLC
                                   capital appreciation potential.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio      principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth;    Legg Mason Partners Fund Advisor,
  Global Equity Portfolio          dividend income, if any, is        LLC
                                   incidental to this objective.      Subadviser: Batterymarch
                                                                      Financial Management, Inc.
Legg Mason Partners Variable       Seeks total return on assets from  Legg Mason Partners Fund Advisor,
  International All Cap            growth of capital and income.      LLC
  Opportunity Portfolio                                               Subadviser: Global Currents
                                                                      Investment Management, LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks a balance of growth of       Legg Mason Partners Fund Advisor,
  Lifestyle Allocation 50%         captial and income.                LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Lifestyle Allocation 70%         capital.                           LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Lifestyle Allocation 85%                                            LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
Legg Mason Partners Variable Mid   Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Cap Core Portfolio -- Class I    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
Legg Mason Partners Variable High  Seeks high current income.         Legg Mason Partners Fund Advisor,
  Income Portfolio                 Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks to maximize current income   Legg Mason Partners Fund Advisor,
  Money Market Portfolio           consistent with preservation of    LLC
                                   capital. The fund seeks to         Subadviser: Western Asset
                                   maintain a stable $1.00 share      Management Company
                                   price. Of course, there is no
                                   assurance that the fund will
                                   achieve its objective.
MET INVESTORS SERIES TRUST+++
BlackRock Large Cap Core           Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class E+                                               Subadviser: BlackRock Advisors,
                                                                      LLC
Lord Abbett Bond Debenture         Seeks high current income and the  MetLife Advisers, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
Pioneer Fund Portfolio -- Class B  Seeks reasonable income and        MetLife Advisers, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class B++           appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
Van Kampen Comstock                Seeks capital growth and income.   MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class E             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class E++           capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Jennison Associates
                                                                      LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Fund VCT Portfolio         Seeks reasonable income and        Pioneer Investment Management,
                                   capital growth.                    Inc.
Pioneer Mid Cap Value VCT          Seeks capital appreciation by      Pioneer Investment Management,
  Portfolio                        investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
Equity and Income                  Seeks both capital appreciation    Morgan Stanley Investment
  Portfolio -- Class II            and current income.                Management Inc., which does
                                                                      business in certain instances as
                                                                      Van Kampen
U.S. Real Estate                   Seeks to provide above average     Morgan Stanley Investment
  Portfolio -- Class I             current income and long-term       Management Inc., which does
                                   capital appreciation by investing  business in certain instances as primarily in equity securities of  Van Kampen
                                   companies in the U.S. real estate
                                   industry, including real estate
                                   investment trusts.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
Growth and Income Portfolio        Seeks long-term growth of capital  Van Kampen Asset Management and income.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
+++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               8%
         2 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
        8 + years                                    0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Nursing Home Confinement provision (as described in Appendix
          D)

     - due to a minimum distribution under our minimum distribution rules then in effect

     - in the form of a transfer of Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies, provided the amount of the Withdrawal Charge that would otherwise apply constitutes less than 3% of your Contract Value

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. In addition, if you have enrolled in our systematic withdrawal program and have made an initial Purchase Payment of at least $50,000, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.50% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

    YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
                                                     --
         0 years               2 years               8%
         2 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
        8 + years                                    0%


Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., AllianceBernstein Global Thematic Growth Portfolio, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, Templeton Growth Securities Fund, Legg Mason Partners Variable Global Equity Portfolio, Legg Mason Partners Variable International All

Cap Opportunity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA

Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

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Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of surrender, loan or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

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TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

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Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date"). Any applicable premium tax, outstanding loans or withdrawals not previously deducted will be subtracted from any death benefit values.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE


      AGE ON CONTRACT DATE                            DEATH BENEFIT
-------------------------------------------------------------------------------------
If the Annuitant was younger
than age 75 on the Contract
Date, the death benefit will be
the greatest of:                    -  the Contract Value on the Death Report Date
                                    -  the total Purchase Payments made under the
                                       Contract, less the total amount of any
                                       withdrawals or
                                    -  the step-up value, if any, as described below.
-------------------------------------------------------------------------------------
If the Annuitant was between
the age of 75 and 80 on the
Contract Date, the death
benefit will be the greater of:     -  the Contract Value on the Death Report Date or
                                    -  total Purchase Payments made under the
                                       Contract less the total amount of any
                                       withdrawals
-------------------------------------------------------------------------------------


WHERE THE ANNUITANT WAS YOUNGER THAN AGE 75 ON THE CONTRACT DATE. The step-up value will initially equal the Contract Value on the first Contract Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, the step-up value will be increased to equal the Contract Value on that date. If the step-up value is greater than the

Contract Value, the step-up value will remain unchanged. Whenever a Purchase Payment is made, the step-up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the step-up value will be reduced by a partial surrender reduction as described below. The only changes made to the step-up value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or partial withdrawals as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

Your new modified Purchase Payment would be $50,000-$9,090 = $40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
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NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     The beneficiary elects to      Yes
IS THE ANNUITANT)             if none, to the Contract       continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
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SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
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SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     The spouse elects to           Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.

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                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
--------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
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QUALIFIED CONTRACTS

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                                                                                             MANDATORY PAYOUT
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                         RULES APPLY (SEE
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            ABOVE)
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

DEATH PROCEEDS UNDER 403(B) CONTRACTS

If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account PF for Variable Annuities ("Separate Account PF") and MetLife of CT Separate Account PF II for Variable Annuities ("Separate Account PF II"). On December 8, 2008, Separate Account PF and Separate Account PF II along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").

In connection with the Combination, we transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.

We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2009, and it may be indexed for inflation in years after 2009. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2009.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

The IRS adopted new regulations in 2007 affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

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PRIMELITE II is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account PF II, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account PF II and its assets. Pursuant to the merger, therefore, Separate Account PF II became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS

The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                 PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (1/02).........................................  2007      1.099          1.171                 --
                                                       2006      1.053          1.099          1,554,365
                                                       2005      0.986          1.053          1,424,078
                                                       2004      0.943          0.986          1,289,581
                                                       2003      0.742          0.943            794,325
                                                       2002      1.000          0.742            385,524

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06).............................................  2007      1.078          1.153                 --
                                                       2006      1.000          1.078          1,812,428

  AIM V.I. Premier Equity Subaccount (Series II)
  (1/02).............................................  2006      0.904          0.948                 --
                                                       2005      0.872          0.904          1,692,962
                                                       2004      0.840          0.872          1,231,255
                                                       2003      0.684          0.840            998,659
                                                       2002      1.000          0.684            607,232

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Global Technology Subaccount
  (Class B) (1/02)...................................  2008      1.054          0.545          1,590,328
                                                       2007      0.894          1.054          2,276,443
                                                       2006      0.839          0.894          1,856,460
                                                       2005      0.822          0.839          2,000,917
                                                       2004      0.796          0.822          1,908,630
                                                       2003      0.563          0.796          1,321,707
                                                       2002      1.000          0.563            285,927

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (1/02)...................................  2006      0.991          0.969          1,685,103
                                                       2005      0.877          0.991          1,474,351
                                                       2004      0.823          0.877          1,373,850
                                                       2003      0.678          0.823            973,202
                                                       2002      1.000          0.678            319,132

American Funds Insurance Series(R)
  American Funds Bond Subaccount (Class 2) (4/08)....  2008      1.540          1.376            879,458

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2008      2.168          1.314         15,796,572
                                                       2007      1.919          2.168         15,211,047
                                                       2006      1.620          1.919         12,845,127
                                                       2005      1.444          1.620          8,043,477
                                                       2004      1.293          1.444          3,247,030
                                                       2003      1.000          1.293            581,881

  American Funds Global Small Capitalization
  Subaccount (Class 2) (4/08)........................  2008      3.120          1.577            370,147

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.888          1.041         39,185,273
                                                       2007      1.709          1.888         39,783,349
                                                       2006      1.576          1.709         39,151,980
                                                       2005      1.379          1.576         28,796,145
                                                       2004      1.246          1.379         11,065,055
                                                       2003      1.000          1.246          1,894,512

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.655          1.012         32,967,055
                                                       2007      1.602          1.655         34,827,751
                                                       2006      1.414          1.602         35,156,998
                                                       2005      1.358          1.414         30,087,145
                                                       2004      1.251          1.358         12,813,613
                                                       2003      1.000          1.251          2,345,934

Fidelity(R) Variable Insurance Products
  Fidelity VIP Equity-Income Subaccount (Service
  Class 2) (1/02)....................................  2008      1.389          0.781          9,298,498
                                                       2007      1.395          1.389         13,095,113
                                                       2006      1.182          1.395         10,162,736
                                                       2005      1.139          1.182          9,320,367
                                                       2004      1.041          1.139          6,503,829
                                                       2003      0.814          1.041          3,502,693
                                                       2002      1.000          0.814          1,858,184

  Fidelity VIP Growth Subaccount (Service Class 2)
  (1/02).............................................  2006      0.935          0.974                 --
                                                       2005      0.901          0.935          3,461,906
                                                       2004      0.888          0.901          2,426,921
                                                       2003      0.681          0.888          1,679,525
                                                       2002      1.000          0.681            901,286

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (1/02).............................................  2008      2.165          1.286         18,800,349
                                                       2007      1.908          2.165         20,462,336
                                                       2006      1.726          1.908         20,084,351
                                                       2005      1.487          1.726         16,934,342
                                                       2004      1.212          1.487          8,576,970
                                                       2003      0.892          1.212          2,996,560
                                                       2002      1.000          0.892          1,470,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (4/08)..........................................  2008      4.389          3.053            522,439

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (1/02)..........................................  2006      1.288          1.500         47,215,449
                                                       2005      1.184          1.288         38,557,372
                                                       2004      1.069          1.184         19,371,248
                                                       2003      0.868          1.069          8,376,812
                                                       2002      1.000          0.868          2,053,622

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (1/02)...................................  2006      1.271          1.523         27,434,150
                                                       2005      1.187          1.271         23,129,702
                                                       2004      1.040          1.187         12,182,199
                                                       2003      0.800          1.040          5,277,778
                                                       2002      1.000          0.800          2,179,907

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (2/02)..........  2007      1.199          1.255                  3
                                                       2006      1.084          1.199         31,396,782
                                                       2005      1.061          1.084         34,357,325
                                                       2004      0.997          1.061         31,542,251
                                                       2003      0.778          0.997         19,562,228
                                                       2002      1.016          0.778          8,459,874
                                                       2001      1.000          1.016                 --

  LMPIS Premier Selections All Cap Growth Subaccount
  (2/02).............................................  2007      1.070          1.139                  5
                                                       2006      1.014          1.070          1,634,473
                                                       2005      0.969          1.014          1,751,142
                                                       2004      0.958          0.969          1,772,101
                                                       2003      0.725          0.958            905,907
                                                       2002      1.007          0.725            388,569
                                                       2001      1.000          1.007                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (2/02).............................................  2008      1.113          0.653        216,404,795
                                                       2007      1.115          1.113        245,149,982
                                                       2006      1.042          1.115        266,444,418
                                                       2005      0.949          1.042        262,366,401
                                                       2004      0.877          0.949        213,658,369
                                                       2003      0.663          0.877        121,438,777
                                                       2002      1.001          0.663         54,997,428
                                                       2001      1.000          1.001                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (2/02)....  2008      1.337          0.929        172,485,379
                                                       2007      1.253          1.337        211,866,303
                                                       2006      1.110          1.253        206,589,818
                                                       2005      1.082          1.110        209,342,391
                                                       2004      1.011          1.082        167,512,791
                                                       2003      0.825          1.011         92,242,528
                                                       2002      1.017          0.825         36,409,856
                                                       2001      1.000          1.017                 --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.161          0.805          1,386,289
                                                       2007      1.163          1.161          1,798,905

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.236          0.790         32,586,716
                                                       2007      1.231          1.236         39,227,075

  LMPVET Capital and Income Subaccount (Class II)
  (2/04).............................................  2008      1.154          0.738          7,634,551
                                                       2007      1.113          1.154          9,954,363
                                                       2006      1.024          1.113          7,771,086
                                                       2005      0.999          1.024          7,951,684
                                                       2004      1.000          0.999          2,970,119

  LMPVET Capital Subaccount (2/04)...................  2008      1.162          0.661          4,497,153
                                                       2007      1.160          1.162          5,406,404
                                                       2006      1.038          1.160          6,642,473
                                                       2005      1.003          1.038          6,764,165
                                                       2004      1.000          1.003          3,675,107

  LMPVET Dividend Strategy Subaccount (2/02).........  2008      1.082          0.760         13,531,609
                                                       2007      1.033          1.082         16,240,715
                                                       2006      0.890          1.033         17,793,458
                                                       2005      0.907          0.890         19,284,103
                                                       2004      0.892          0.907         16,225,585
                                                       2003      0.734          0.892         13,471,633
                                                       2002      1.009          0.734          8,682,308
                                                       2001      1.000          1.009                 --

  LMPVET Fundamental Value Subaccount (Class I)
  (2/02).............................................  2008      1.347          0.840        170,561,121
                                                       2007      1.353          1.347        199,643,964
                                                       2006      1.177          1.353        220,464,566
                                                       2005      1.142          1.177        229,256,027
                                                       2004      1.073          1.142        193,197,129
                                                       2003      0.787          1.073        113,673,936
                                                       2002      1.016          0.787         52,895,986
                                                       2001      1.000          1.016                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (2/04).............  2008      1.260          0.728          3,976,831
                                                       2007      1.222          1.260          4,826,963
                                                       2006      1.078          1.222          4,860,501
                                                       2005      1.029          1.078          4,443,690
                                                       2004      1.000          1.029          1,641,261

  LMPVET International All Cap Opportunity Subaccount
  (2/02).............................................  2008      1.507          0.839          7,916,992
                                                       2007      1.441          1.507          8,681,232
                                                       2006      1.164          1.441          9,442,787
                                                       2005      1.059          1.164          9,740,695
                                                       2004      0.913          1.059          7,982,758
                                                       2003      0.729          0.913          5,152,681
                                                       2002      0.997          0.729          2,217,518
                                                       2001      1.000          0.997                 --

  LMPVET Investors Subaccount (Class I) (4/07).......  2008      1.282          0.812          5,507,852
                                                       2007      1.308          1.282          6,320,688

  LMPVET Large Cap Growth Subaccount (Class I)
  (2/02).............................................  2008      1.163          0.718         15,434,757
                                                       2007      1.123          1.163         18,348,258
                                                       2006      1.092          1.123         20,980,319
                                                       2005      1.055          1.092         21,936,432
                                                       2004      1.069          1.055         21,027,635
                                                       2003      0.736          1.069         11,853,157
                                                       2002      0.995          0.736          3,229,585
                                                       2001      1.000          0.995                 --

  LMPVET Lifestyle Allocation 50% Subaccount (2/02)..  2008      1.271          0.908         27,762,839
                                                       2007      1.252          1.271         32,499,062
                                                       2006      1.176          1.252         34,999,584
                                                       2005      1.166          1.176         38,224,271
                                                       2004      1.102          1.166         32,617,284
                                                       2003      0.931          1.102         20,106,548
                                                       2002      1.012          0.931         10,361,813
                                                       2001      1.000          1.012                 --

  LMPVET Lifestyle Allocation 70% Subaccount (2/02)..  2008      1.253          0.829          4,926,591
                                                       2007      1.227          1.253          5,569,404
                                                       2006      1.146          1.227          5,180,012
                                                       2005      1.112          1.146          5,567,833
                                                       2004      1.041          1.112          5,387,515
                                                       2003      0.815          1.041          3,718,177
                                                       2002      1.011          0.815          2,053,830
                                                       2001      1.000          1.011                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Lifestyle Allocation 85% Subaccount (3/02)..  2008      1.265          0.779          3,443,636
                                                       2007      1.245          1.265          3,045,206
                                                       2006      1.156          1.245          2,791,664
                                                       2005      1.108          1.156          3,053,276
                                                       2004      1.018          1.108          2,681,914
                                                       2003      0.756          1.018          1,266,136
                                                       2002      1.009          0.756            467,142
                                                       2001      1.000          1.009                 --

  LMPVET Mid Cap Core Subaccount (Class I) (2/02)....  2008      1.436          0.914         17,463,808
                                                       2007      1.363          1.436         20,117,420
                                                       2006      1.207          1.363         21,957,543
                                                       2005      1.133          1.207         23,378,739
                                                       2004      1.043          1.133         21,656,854
                                                       2003      0.817          1.043         15,391,362
                                                       2002      1.027          0.817          8,008,982
                                                       2001      1.000          1.027                 --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (2/04)............................  2007      1.125          1.145                 --
                                                       2006      1.018          1.125          1,894,749
                                                       2005      1.000          1.018          2,032,766
                                                       2004      1.000          1.000          1,311,312

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.458          0.850          6,052,721
                                                       2007      1.416          1.458          6,435,510

  LMPVET Social Awareness Subaccount (2/02)..........  2008      1.174          0.863          8,502,110
                                                       2007      1.076          1.174          9,048,857
                                                       2006      1.016          1.076         10,079,747
                                                       2005      0.989          1.016         11,074,745
                                                       2004      0.947          0.989         10,320,574
                                                       2003      0.747          0.947          6,920,846
                                                       2002      1.010          0.747          3,448,798
                                                       2001      1.000          1.010                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (2/04)....  2008      1.022          0.792          2,929,331
                                                       2007      1.025          1.022          3,812,513
                                                       2006      1.001          1.025          4,323,452
                                                       2005      0.994          1.001          5,618,374
                                                       2004      1.000          0.994          2,098,363

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Government Subaccount (Class I) (2/02)......  2008      1.112          1.076                 --
                                                       2007      1.102          1.112         73,855,678
                                                       2006      1.076          1.102         81,580,257
                                                       2005      1.078          1.076         87,238,122
                                                       2004      1.063          1.078         79,768,363
                                                       2003      1.073          1.063         68,638,779
                                                       2002      1.011          1.073         37,736,540
                                                       2001      1.000          1.011                 --

  LMPVIT High Income Subaccount (2/02)...............  2008      1.416          0.975         37,761,710
                                                       2007      1.435          1.416         46,043,516
                                                       2006      1.314          1.435         48,885,046
                                                       2005      1.302          1.314         50,277,958
                                                       2004      1.199          1.302         37,133,022
                                                       2003      0.956          1.199         18,261,750
                                                       2002      1.004          0.956          5,656,433
                                                       2001      1.000          1.004                 --

  LMPVIT Money Market Subaccount (2/02)..............  2008      1.051          1.061         73,386,556
                                                       2007      1.019          1.051         31,012,300
                                                       2006      0.990          1.019         35,304,303
                                                       2005      0.979          0.990         43,604,348
                                                       2004      0.986          0.979         45,472,577
                                                       2003      0.996          0.986         36,669,266
                                                       2002      1.000          0.996         28,567,170

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (2/02)...................................  2007      1.350          1.440                 12
                                                       2006      1.215          1.350          7,013,222
                                                       2005      1.178          1.215          6,469,332
                                                       2004      1.036          1.178          5,700,144
                                                       2003      0.742          1.036          3,358,164
                                                       2002      1.014          0.742          1,612,515
                                                       2001      1.000          1.014                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Capital and Income Subaccount (5/05).......  2007      1.176          1.236                 --
                                                       2006      1.075          1.176         44,005,706
                                                       2005      1.000          1.075         30,288,314

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (2/02).........  2007      1.254          1.318                 --
                                                       2006      1.078          1.254          6,920,312
                                                       2005      1.029          1.078          6,857,311
                                                       2004      0.946          1.029          5,362,918
                                                       2003      0.753          0.946          4,174,269
                                                       2002      1.027          0.753          1,561,650
                                                       2001      1.000          1.027                 --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.264          1.325                 --
                                                       2006      1.194          1.264          2,643,607

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.324          0.816          1,949,371
                                                       2007      1.314          1.324          2,213,359

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.381          1.108         19,563,252
                                                       2007      1.314          1.381         22,819,037
                                                       2006      1.254          1.314         23,640,781

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2008      1.097          0.687          7,412,555
                                                       2007      1.075          1.097          8,092,500
                                                       2006      1.001          1.075          8,861,548

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.206          0.680          1,548,272
                                                       2007      1.156          1.206          1,513,612

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.827          1.036          6,669,928
                                                       2007      1.740          1.827          6,857,899

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.133          0.602          7,101,572
                                                       2007      1.008          1.133          7,375,978
                                                       2006      0.994          1.008          7,272,891

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.198          1.052         50,460,890
                                                       2007      1.142          1.198         56,669,230
                                                       2006      1.103          1.142         56,967,655

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2008      1.722          1.189         10,676,421
                                                       2007      1.887          1.722         13,197,897

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.973          0.519          7,942,544
                                                       2007      0.822          0.973          8,202,328
                                                       2006      0.842          0.822          8,009,917

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2008      1.165          1.105         35,355,977
                                                       2007      1.116          1.165         43,451,023
                                                       2006      1.076          1.116         46,938,685

  MSF Capital Guardian U.S. Equity Subaccount (Class
  B) (4/07) *........................................  2008      1.079          0.632          2,116,705
                                                       2007      1.141          1.079          1,965,612

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.019          0.674         22,050,665

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.371          1.047         71,308,331
                                                       2007      1.338          1.371         87,411,010
                                                       2006      1.252          1.338         93,378,651

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06) *.................................  2008      1.147          0.655          4,770,548
                                                       2007      1.068          1.147          3,841,119
                                                       2006      0.998          1.068          3,780,580

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.035          1.015         76,590,535
                                                       2007      1.006          1.035         10,659,511
                                                       2006      0.973          1.006         10,522,048

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (1/02)............................  2006      0.997          1.042                 --
                                                       2005      0.966          0.997          7,008,645
                                                       2004      0.922          0.966          5,919,788
                                                       2003      0.717          0.922          4,134,691
                                                       2002      1.000          0.717          1,833,578

  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (1/02).....................................  2006      1.104          1.166                 --
                                                       2005      1.061          1.104          8,149,092
                                                       2004      0.989          1.061          7,710,123
                                                       2003      0.795          0.989          5,845,949
                                                       2002      1.000          0.795          2,416,844

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (1/02)......  2008      1.288          0.832          2,950,374
                                                       2007      1.250          1.288          3,077,083
                                                       2006      1.092          1.250          3,186,393
                                                       2005      1.048          1.092          3,010,855
                                                       2004      0.960          1.048          2,349,232
                                                       2003      0.791          0.960          1,451,152
                                                       2002      1.000          0.791            675,203

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (1/02).............................................  2008      1.713          1.116         17,253,264
                                                       2007      1.653          1.713         20,332,360
                                                       2006      1.497          1.653         19,589,024
                                                       2005      1.414          1.497         18,117,232
                                                       2004      1.180          1.414          8,398,615
                                                       2003      0.875          1.180          3,715,552
                                                       2002      1.000          0.875          1,817,082

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (1/02).........................................  2007      1.616          1.750                 --
                                                       2006      1.287          1.616          4,768,027
                                                       2005      1.166          1.287          3,907,555
                                                       2004      1.020          1.166          2,855,762
                                                       2003      0.807          1.020          1,964,901
                                                       2002      1.000          0.807            926,328

  Putnam VT Small Cap Value Subaccount (Class IB)
  (1/02).............................................  2007      1.793          1.915                 --
                                                       2006      1.554          1.793         14,513,565
                                                       2005      1.476          1.554         12,717,205
                                                       2004      1.189          1.476          7,882,351
                                                       2003      0.808          1.189          3,820,754
                                                       2002      1.000          0.808          1,962,661

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (1/02).............................................  2006      1.177          1.254                 --
                                                       2005      1.192          1.177         24,992,365
                                                       2004      1.140          1.192         23,075,875
                                                       2003      0.918          1.140         10,781,875
                                                       2002      1.000          0.918          3,909,260

  Travelers Managed Income Subaccount (1/02).........  2006      1.086          1.076                 --
                                                       2005      1.089          1.086         51,877,019
                                                       2004      1.077          1.089         46,878,620
                                                       2003      1.009          1.077         29,586,177
                                                       2002      1.000          1.009          8,598,240

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (2/02).............................................  2006      1.125          1.194                 --
                                                       2005      1.021          1.125          2,978,210
                                                       2004      0.895          1.021          3,547,379
                                                       2003      0.751          0.895          3,427,285
                                                       2002      1.020          0.751          2,041,659
                                                       2001      1.000          1.020                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (2/02)..  2006      0.796          0.842                 --
                                                       2005      0.785          0.796          8,485,779
                                                       2004      0.699          0.785          7,665,539
                                                       2003      0.519          0.699          5,278,284
                                                       2002      1.031          0.519          2,648,436
                                                       2001      1.000          1.031                 --

  Travelers MFS(R) Total Return Subaccount (2/02)....  2006      1.213          1.252                 --
                                                       2005      1.198          1.213         95,065,800
                                                       2004      1.092          1.198         74,165,061
                                                       2003      0.953          1.092         47,111,317
                                                       2002      1.023          0.953         20,782,943
                                                       2001      1.000          1.023                 --

  Travelers Pioneer Strategic Income Subaccount
  (2/04).............................................  2006      1.092          1.103                 --
                                                       2005      1.071          1.092         47,484,510
                                                       2004      1.000          1.071         12,333,043

  Travelers U.S. Government Securities Subaccount
  (5/05).............................................  2006      1.009          0.973                 --
                                                       2005      1.000          1.009          6,190,807

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03).............................................  2006      1.343          1.488        133,542,167
                                                       2005      1.272          1.343        121,323,421
                                                       2004      1.159          1.272         61,612,889
                                                       2003      1.000          1.159         14,711,096

  UIF U.S. Real Estate Securities Subaccount (Class
  I) (5/05)..........................................  2006      1.173          1.593         17,115,921
                                                       2005      1.000          1.173          8,551,021

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (2/02).............................................  2008      1.066          1.016                 --
                                                       2007      0.929          1.066         25,707,072
                                                       2006      0.920          0.929         29,067,081
                                                       2005      0.869          0.920         29,359,144
                                                       2004      0.827          0.869         26,264,992
                                                       2003      0.662          0.827         18,682,723
                                                       2002      1.000          0.662         10,315,630

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Comstock Subaccount (Class II)
  (2/02).............................................  2008      1.349          0.852         92,931,444
                                                       2007      1.404          1.349        108,546,577
                                                       2006      1.230          1.404        117,444,981
                                                       2005      1.201          1.230        113,555,453
                                                       2004      1.040          1.201         79,992,318
                                                       2003      0.808          1.040         48,983,224
                                                       2002      1.020          0.808         25,402,088
                                                       2001      1.000          1.020                 --

  Van Kampen LIT Growth and Income Subaccount (Class
  II) (2/02).........................................  2008      1.495          0.997         47,682,329
                                                       2007      1.483          1.495         58,181,548
                                                       2006      1.300          1.483         62,970,960
                                                       2005      1.204          1.300         62,231,715
                                                       2004      1.073          1.204         49,212,694
                                                       2003      0.854          1.073         37,275,190
                                                       2002      1.019          0.854         18,767,940
                                                       2001      1.000          1.019                 --




                 PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (1/02).........................................  2007      1.085          1.155                 --
                                                       2006      1.043          1.085            363,702
                                                       2005      0.979          1.043            408,999
                                                       2004      0.938          0.979            334,617
                                                       2003      0.740          0.938            192,718
                                                       2002      1.000          0.740             36,499

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06).............................................  2007      1.076          1.151                 --
                                                       2006      1.000          1.076            621,013

  AIM V.I. Premier Equity Subaccount (Series II)
  (1/02).............................................  2006      0.895          0.938                 --
                                                       2005      0.865          0.895            517,792
                                                       2004      0.836          0.865            469,994
                                                       2003      0.682          0.836            232,845
                                                       2002      1.000          0.682             82,338

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Global Technology Subaccount
  (Class B) (1/02)...................................  2008      1.039          0.535            377,176
                                                       2007      0.883          1.039            399,095
                                                       2006      0.830          0.883            334,056
                                                       2005      0.816          0.830            306,947
                                                       2004      0.792          0.816            229,903
                                                       2003      0.561          0.792            224,735
                                                       2002      1.000          0.561             91,138

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (1/02)...................................  2006      0.981          0.957            229,126
                                                       2005      0.871          0.981            210,450
                                                       2004      0.819          0.871            161,170
                                                       2003      0.677          0.819             75,228
                                                       2002      1.000          0.677             39,030

American Funds Insurance Series(R)
  American Funds Bond Subaccount (Class 2) (4/08)....  2008      1.498          1.337            115,742

  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2008      2.143          1.295          2,318,853
                                                       2007      1.902          2.143          2,198,239
                                                       2006      1.610          1.902          1,886,367
                                                       2005      1.438          1.610          1,202,846
                                                       2004      1.291          1.438            487,855
                                                       2003      1.000          1.291             29,570

  American Funds Global Small Capitalization
  Subaccount (Class 2) (4/08)........................  2008      3.043          1.535             13,700

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.866          1.026          5,004,954
                                                       2007      1.693          1.866          4,938,419
                                                       2006      1.566          1.693          4,858,788
                                                       2005      1.373          1.566          4,238,531
                                                       2004      1.244          1.373          1,757,360
                                                       2003      1.000          1.244            282,597

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.636          0.998          4,129,073
                                                       2007      1.588          1.636          4,223,838
                                                       2006      1.405          1.588          4,187,732
                                                       2005      1.353          1.405          3,719,454
                                                       2004      1.249          1.353          1,380,862
                                                       2003      1.000          1.249            173,814

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Equity-Income Subaccount (Service
  Class 2) (1/02)....................................  2008      1.369          0.768          1,325,856
                                                       2007      1.378          1.369          1,552,449
                                                       2006      1.171          1.378          1,605,689
                                                       2005      1.130          1.171          1,470,426
                                                       2004      1.035          1.130            875,385
                                                       2003      0.812          1.035            623,433
                                                       2002      1.000          0.812            292,547

  Fidelity VIP Growth Subaccount (Service Class 2)
  (1/02).............................................  2006      0.926          0.963                 --
                                                       2005      0.894          0.926          1,137,751
                                                       2004      0.884          0.894            724,525
                                                       2003      0.680          0.884            382,481
                                                       2002      1.000          0.680            239,307

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (1/02).............................................  2008      2.133          1.264          2,803,792
                                                       2007      1.885          2.133          2,989,543
                                                       2006      1.709          1.885          2,933,808
                                                       2005      1.476          1.709          2,505,012
                                                       2004      1.206          1.476          1,115,924
                                                       2003      0.889          1.206            292,375
                                                       2002      1.000          0.889            209,914

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (4/08)..........................................  2008      4.183          2.905             77,801

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (1/02)..........................................  2006      1.275          1.481          5,156,429
                                                       2005      1.175          1.275          4,693,999
                                                       2004      1.063          1.175          2,130,715
                                                       2003      0.866          1.063            925,663
                                                       2002      1.000          0.866            243,256

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (1/02)...................................  2006      1.259          1.505          2,743,230
                                                       2005      1.178          1.259          2,098,666
                                                       2004      1.035          1.178          1,460,847
                                                       2003      0.798          1.035            631,741
                                                       2002      1.000          0.798            308,000

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (2/02)..........  2007      1.184          1.238                 --
                                                       2006      1.073          1.184          4,861,491
                                                       2005      1.053          1.073          5,428,631
                                                       2004      0.992          1.053          5,051,342
                                                       2003      0.776          0.992          3,124,990
                                                       2002      1.016          0.776            907,328
                                                       2001      1.000          1.016                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPIS Premier Selections All Cap Growth Subaccount
  (2/02).............................................  2007      1.057          1.124                 --
                                                       2006      1.003          1.057            418,827
                                                       2005      0.962          1.003            596,638
                                                       2004      0.953          0.962            444,187
                                                       2003      0.723          0.953            206,672
                                                       2002      1.007          0.723             65,709
                                                       2001      1.000          1.007                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (2/02).............................................  2008      1.097          0.641         27,736,538
                                                       2007      1.101          1.097         31,737,393
                                                       2006      1.032          1.101         33,997,866
                                                       2005      0.942          1.032         34,819,355
                                                       2004      0.873          0.942         28,651,040
                                                       2003      0.661          0.873         16,517,581
                                                       2002      1.001          0.661          6,660,210
                                                       2001      1.000          1.001                 --

  LMPVET Appreciation Subaccount (Class I) (2/02)....  2008      1.317          0.913         23,180,010
                                                       2007      1.238          1.317         28,556,862
                                                       2006      1.099          1.238         27,766,802
                                                       2005      1.074          1.099         30,523,848
                                                       2004      1.006          1.074         24,185,831
                                                       2003      0.823          1.006         14,158,018
                                                       2002      1.017          0.823          5,018,483
                                                       2001      1.000          1.017                 --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.149          0.796            350,765
                                                       2007      1.152          1.149            656,287

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.228          0.783          4,175,434
                                                       2007      1.225          1.228          4,923,960

  LMPVET Capital and Income Subaccount (Class II)
  (2/04).............................................  2008      1.143          0.729          1,276,985
                                                       2007      1.105          1.143          1,290,945
                                                       2006      1.020          1.105            958,667
                                                       2005      0.997          1.020          1,145,016
                                                       2004      1.000          0.997            458,463

  LMPVET Capital Subaccount (2/04)...................  2008      1.151          0.653            490,694
                                                       2007      1.152          1.151            724,292
                                                       2006      1.033          1.152            820,503
                                                       2005      1.000          1.033            777,783
                                                       2004      1.000          1.000            499,857

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (2/02).........  2008      1.065          0.746          2,011,631
                                                       2007      1.020          1.065          2,385,232
                                                       2006      0.882          1.020          2,632,077
                                                       2005      0.900          0.882          2,654,273
                                                       2004      0.887          0.900          2,246,596
                                                       2003      0.732          0.887          1,870,707
                                                       2002      1.009          0.732          1,050,597
                                                       2001      1.000          1.009                 --

  LMPVET Fundamental Value Subaccount (Class I)
  (2/02).............................................  2008      1.327          0.826         22,611,270
                                                       2007      1.336          1.327         26,412,133
                                                       2006      1.165          1.336         29,139,986
                                                       2005      1.134          1.165         31,461,796
                                                       2004      1.068          1.134         26,169,722
                                                       2003      0.785          1.068         15,369,257
                                                       2002      1.016          0.785          6,607,001
                                                       2001      1.000          1.016                 --

  LMPVET Global Equity Subaccount (2/04).............  2008      1.248          0.719            505,528
                                                       2007      1.213          1.248            698,536
                                                       2006      1.073          1.213            699,960
                                                       2005      1.026          1.073            786,113
                                                       2004      1.000          1.026            346,720

  LMPVET International All Cap Opportunity Subaccount
  (2/02).............................................  2008      1.485          0.824          1,746,510
                                                       2007      1.423          1.485          1,772,053
                                                       2006      1.152          1.423          1,841,735
                                                       2005      1.051          1.152          1,967,893
                                                       2004      0.909          1.051          1,598,414
                                                       2003      0.727          0.909            940,153
                                                       2002      1.000          0.727            461,502
                                                       2002      0.997          1.000                 --
                                                       2001      1.000          0.997                 --

  LMPVET Investors Subaccount (Class I) (4/07).......  2008      1.263          0.798            663,348
                                                       2007      1.291          1.263            813,396

  LMPVET Large Cap Growth Subaccount (Class I)
  (2/02).............................................  2008      1.146          0.705          1,980,776
                                                       2007      1.109          1.146          2,219,816
                                                       2006      1.081          1.109          2,102,746
                                                       2005      1.047          1.081          2,743,358
                                                       2004      1.063          1.047          2,544,930
                                                       2003      0.734          1.063          1,285,842
                                                       2002      0.995          0.734            472,866
                                                       2001      1.000          0.995                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Lifestyle Allocation 50% Subaccount (2/02)..  2008      1.252          0.892          4,018,882
                                                       2007      1.236          1.252          4,660,148
                                                       2006      1.164          1.236          4,671,907
                                                       2005      1.157          1.164          5,359,974
                                                       2004      1.096          1.157          4,993,307
                                                       2003      0.929          1.096          3,935,797
                                                       2002      1.012          0.929          2,350,783
                                                       2001      1.000          1.012                 --

  LMPVET Lifestyle Allocation 70% Subaccount (2/02)..  2008      1.235          0.814            902,605
                                                       2007      1.212          1.235          1,082,998
                                                       2006      1.135          1.212          1,155,465
                                                       2005      1.104          1.135          1,299,624
                                                       2004      1.035          1.104          1,245,191
                                                       2003      0.813          1.035          1,006,764
                                                       2002      1.011          0.813            631,427
                                                       2001      1.000          1.011                 --

  LMPVET Lifestyle Allocation 85% Subaccount (3/02)..  2008      1.246          0.765            500,960
                                                       2007      1.229          1.246            458,791
                                                       2006      1.144          1.229            354,817
                                                       2005      1.100          1.144            312,895
                                                       2004      1.013          1.100            260,414
                                                       2003      0.755          1.013            122,977
                                                       2002      1.008          0.755            258,874
                                                       2001      1.000          1.008                 --

  LMPVET Mid Cap Core Subaccount (Class I) (2/02)....  2008      1.415          0.898          2,100,119
                                                       2007      1.346          1.415          2,325,843
                                                       2006      1.195          1.346          2,566,912
                                                       2005      1.124          1.195          2,795,758
                                                       2004      1.038          1.124          2,341,608
                                                       2003      0.815          1.038          1,835,907
                                                       2002      1.027          0.815          1,004,366
                                                       2001      1.000          1.027                 --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (2/04)............................  2007      1.117          1.135                 --
                                                       2006      1.014          1.117            776,267
                                                       2005      0.998          1.014            877,346
                                                       2004      1.000          0.998            678,993

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.436          0.835            828,937
                                                       2007      1.397          1.436            811,707

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (2/02)..........  2008      1.156          0.848            762,957
                                                       2007      1.062          1.156            947,461
                                                       2006      1.005          1.062          1,052,561
                                                       2005      0.982          1.005          1,276,466
                                                       2004      0.942          0.982          1,126,196
                                                       2003      0.745          0.942            867,788
                                                       2002      1.010          0.745            386,923
                                                       2001      1.000          1.010                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (2/04)....  2008      1.012          0.783            283,173
                                                       2007      1.018          1.012            319,047
                                                       2006      0.996          1.018            460,694
                                                       2005      0.992          0.996            771,571
                                                       2004      1.000          0.992            549,303

  LMPVIT Government Subaccount (Class I) (2/02)......  2008      1.095          1.059                 --
                                                       2007      1.088          1.095          9,508,005
                                                       2006      1.066          1.088         10,847,815
                                                       2005      1.070          1.066         11,230,609
                                                       2004      1.058          1.070         10,182,174
                                                       2003      1.071          1.058          8,633,320
                                                       2002      1.011          1.071          3,987,135
                                                       2001      1.000          1.011                 --

  LMPVIT High Income Subaccount (2/02)...............  2008      1.394          0.958          5,033,773
                                                       2007      1.417          1.394          6,050,690
                                                       2006      1.301          1.417          6,695,966
                                                       2005      1.292          1.301          7,080,982
                                                       2004      1.192          1.292          5,497,604
                                                       2003      0.953          1.192          3,710,280
                                                       2002      1.004          0.953            889,337
                                                       2001      1.000          1.004                 --

  LMPVIT Money Market Subaccount (2/02)..............  2008      1.035          1.042          8,889,632
                                                       2007      1.006          1.035          4,299,508
                                                       2006      0.980          1.006          4,429,588
                                                       2005      0.971          0.980          5,230,729
                                                       2004      0.981          0.971          6,102,748
                                                       2003      0.994          0.981          5,393,453
                                                       2002      1.000          0.994          3,645,405

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (2/02)...................................  2007      1.333          1.421                 --
                                                       2006      1.203          1.333            946,097
                                                       2005      1.169          1.203            870,520
                                                       2004      1.031          1.169            729,974
                                                       2003      0.740          1.031            586,440
                                                       2002      1.014          0.740            262,012
                                                       2001      1.000          1.014                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Capital and Income Subaccount (5/05).......  2007      1.171          1.230                 --
                                                       2006      1.073          1.171          5,279,500
                                                       2005      1.000          1.073          3,202,895

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (2/02).........  2007      1.238          1.300                 --
                                                       2006      1.067          1.238            883,109
                                                       2005      1.021          1.067            940,003
                                                       2004      0.941          1.021            870,968
                                                       2003      0.751          0.941            696,285
                                                       2002      1.027          0.751            342,080
                                                       2001      1.000          1.027                 --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.248          1.308                 --
                                                       2006      1.181          1.248            298,979

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.304          0.802            294,096
                                                       2007      1.297          1.304            312,223

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.360          1.089          2,194,932
                                                       2007      1.298          1.360          2,719,984
                                                       2006      1.241          1.298          3,151,118

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2008      1.093          0.682          1,106,363
                                                       2007      1.074          1.093          1,270,838
                                                       2006      1.001          1.074          1,368,459

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.188          0.668            382,845
                                                       2007      1.141          1.188            540,489

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.800          1.018            912,480
                                                       2007      1.717          1.800            780,378

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.128          0.598          1,131,087
                                                       2007      1.006          1.128          1,342,209
                                                       2006      0.994          1.006          1,235,973

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.187          1.039          4,708,139
                                                       2007      1.134          1.187          5,619,968
                                                       2006      1.097          1.134          6,004,430

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2008      1.696          1.168          1,490,967
                                                       2007      1.862          1.696          1,990,923

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.959          0.510          1,129,009
                                                       2007      0.811          0.959          1,184,127
                                                       2006      0.833          0.811          1,192,985

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2008      1.148          1.086          3,910,154
                                                       2007      1.102          1.148          4,684,948
                                                       2006      1.064          1.102          5,359,873

  MSF Capital Guardian U.S. Equity Subaccount (Class
  B) (4/07) *........................................  2008      1.074          0.628            505,745
                                                       2007      1.138          1.074            618,515

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.003          0.663          4,770,638

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.350          1.029          7,432,430
                                                       2007      1.321          1.350          9,172,387
                                                       2006      1.238          1.321          9,941,460

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06) *.................................  2008      1.142          0.650            866,927
                                                       2007      1.067          1.142            826,932
                                                       2006      0.998          1.067            901,857

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.028          1.006          9,557,089
                                                       2007      1.002          1.028            793,551
                                                       2006      0.970          1.002            966,525

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (1/02)............................  2006      0.987          1.031                 --
                                                       2005      0.959          0.987          1,233,269
                                                       2004      0.917          0.959            962,435
                                                       2003      0.715          0.917            659,129
                                                       2002      1.000          0.715            250,885

  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (1/02).....................................  2006      1.093          1.154                 --
                                                       2005      1.053          1.093          1,179,365
                                                       2004      0.984          1.053          1,098,973
                                                       2003      0.793          0.984            750,294
                                                       2002      1.000          0.793            215,575

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (1/02)......  2008      1.269          0.817            616,976
                                                       2007      1.234          1.269            740,487
                                                       2006      1.081          1.234            776,464
                                                       2005      1.040          1.081            840,912
                                                       2004      0.956          1.040            647,454
                                                       2003      0.789          0.956            301,043
                                                       2002      1.000          0.789            137,457

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (1/02).............................................  2008      1.688          1.097          1,830,406
                                                       2007      1.633          1.688          2,342,205
                                                       2006      1.482          1.633          2,416,643
                                                       2005      1.403          1.482          2,393,598
                                                       2004      1.175          1.403          1,136,440
                                                       2003      0.873          1.175            682,437
                                                       2002      1.000          0.873            186,376

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (1/02).........................................  2007      1.596          1.726                 --
                                                       2006      1.274          1.596            595,447
                                                       2005      1.157          1.274            322,439
                                                       2004      1.015          1.157            284,707
                                                       2003      0.805          1.015            216,412
                                                       2002      1.000          0.805            117,321

  Putnam VT Small Cap Value Subaccount (Class IB)
  (1/02).............................................  2007      1.771          1.889                 --
                                                       2006      1.539          1.771          2,224,513
                                                       2005      1.465          1.539          2,002,632
                                                       2004      1.183          1.465            922,105
                                                       2003      0.806          1.183            435,647
                                                       2002      1.000          0.806            230,550

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (1/02).............................................  2006      1.165          1.241                 --
                                                       2005      1.183          1.165          2,956,758
                                                       2004      1.135          1.183          2,137,113
                                                       2003      0.916          1.135          1,198,116
                                                       2002      1.000          0.916            212,419

  Travelers Managed Income Subaccount (1/02).........  2006      1.075          1.064                 --
                                                       2005      1.081          1.075          5,745,959
                                                       2004      1.071          1.081          5,653,250
                                                       2003      1.007          1.071          2,836,409
                                                       2002      1.000          1.007            897,615

  Travelers Mercury Large Cap Core Subaccount
  (2/02).............................................  2006      1.114          1.181                 --
                                                       2005      1.013          1.114            358,732
                                                       2004      0.891          1.013            438,705
                                                       2003      0.749          0.891            435,511
                                                       2002      1.020          0.749            168,569
                                                       2001      1.000          1.020                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (2/02)..  2006      0.788          0.833                 --
                                                       2005      0.779          0.788          1,305,811
                                                       2004      0.696          0.779          1,123,915
                                                       2003      0.517          0.696            866,277
                                                       2002      1.031          0.517            413,979
                                                       2001      1.000          1.031                 --

  Travelers MFS(R) Total Return Subaccount (2/02)....  2006      1.201          1.238                 --
                                                       2005      1.189          1.201         10,218,609
                                                       2004      1.087          1.189          6,923,143
                                                       2003      0.951          1.087          4,505,473
                                                       2002      1.023          0.951          1,699,462
                                                       2001      1.000          1.023                 --

  Travelers Pioneer Strategic Income Subaccount
  (2/04).............................................  2006      1.087          1.097                 --
                                                       2005      1.069          1.087          5,724,185
                                                       2004      1.000          1.069          2,162,098

  Travelers U.S. Government Securities Subaccount
  (5/05).............................................  2006      1.008          0.970                 --
                                                       2005      1.000          1.008            510,115

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03).............................................  2006      1.335          1.474         14,174,772
                                                       2005      1.267          1.335         13,356,992
                                                       2004      1.158          1.267          6,650,296
                                                       2003      1.000          1.158          1,681,850

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  UIF U.S. Real Estate Securities Subaccount (Class
  I) (5/05)..........................................  2006      1.171          1.587          2,871,732
                                                       2005      1.000          1.171          1,440,803

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (2/02).............................................  2008      1.050          1.000                 --
                                                       2007      0.917          1.050          5,848,261
                                                       2006      0.911          0.917          6,343,297
                                                       2005      0.863          0.911          6,525,400
                                                       2004      0.823          0.863          5,914,525
                                                       2003      0.660          0.823          4,013,252
                                                       2002      1.000          0.660          1,594,632

  Van Kampen LIT Comstock Subaccount (Class II)
  (2/02).............................................  2008      1.328          0.837         12,509,417
                                                       2007      1.386          1.328         14,384,517
                                                       2006      1.218          1.386         15,037,589
                                                       2005      1.192          1.218         14,946,312
                                                       2004      1.034          1.192         10,835,664
                                                       2003      0.806          1.034          7,084,323
                                                       2002      1.020          0.806          3,064,897
                                                       2001      1.000          1.020                 --

  Van Kampen LIT Growth and Income Subaccount (Class
  II) (2/02).........................................  2008      1.473          0.980          7,175,451
                                                       2007      1.464          1.473          8,990,199
                                                       2006      1.287          1.464          9,494,439
                                                       2005      1.195          1.287          9,316,494
                                                       2004      1.067          1.195          7,882,978
                                                       2003      0.852          1.067          5,871,343
                                                       2002      1.019          0.852          2,578,930
                                                       2001      1.000          1.019                 --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Capital and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio (Class I) and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, AllianceBernstein Variable Product Series Fund, Inc.-Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-
T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Government Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND MERGERS/REORGANIZATIONS

The following former Underlying Funds were merged with or reorganized into the new Underlying Funds and /or were reorganized into a new trust.

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  Capital Guardian U.S. Equity Portfolio         Pioneer Fund Portfolio
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation Portfolio         BlackRock Legacy Large Cap Growth
                                                    Portfolio


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST               MET INVESTORS SERIES TRUST
  Comstock Portfolio                           Van Kampen Comstock Portfolio


UNDERLYING FUND NAME CHANGE

         FORMER UNDERLYING FUND NAME                      NEW UNDERLYING FUND NAME
---------------------------------------------  ---------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
  FUND, INC.                                     FUND, INC.
  Global Technology Portfolio                  Global Thematic Growth Portfolio


UNDERLYING FUND SHARE CLASS EXCHANGE

The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.

      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio - Class II                           Portfolio - Class I


INVESTMENT ADVISER MERGER

The following former Investment Adviser was merged with and into the new Investment Adviser.

          FORMER INVESTMENT ADVISER                        NEW INVESTMENT ADVISER
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met Investors Advisory, LLC                  MetLife Advisers, LLC

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

  (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2009 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10426, Des Moines, IA 50306-0426.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-19


                                       E-1